UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional
Liquidity Portfolio, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	3/31/2005

Date of reporting period:	9/30/2004

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

SEPTEMBER 30, 2004

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./

INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the

preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Your Series’ Performance

Series objective

The investment objective of the Prudential Institutional Liquidity Portfolio, Inc. (PILP)/Institutional Money Market Series (the Series) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Series will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares when sold may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

Series Facts as of 9/30/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
PILP Class A*	1.55%	$1.00	47 Days	$327.8
PILP Class I**	1.60%	$1.00	47 Days	$1,515.9
iMoneyNet, Inc. Prime Institutional Universe Average***	1.32%	N/A	45 Days	N/A

*	Class A shares are subject to distribution and service (12b-1) fees.

**	Class I shares are not subject to 12b-1 fees.

***	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Institutional Universe category as of September 28, 2004, the closest date to the end of the Series’ current reporting period.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	1

Your Series’ Performance (continued)

Institutional Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares when sold may be worth more or less than the original cost. For the most recent month-end performance update, visit our website at www.prudential.com.

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the PILP/Institutional Money Market Series and the iMoneyNet, Inc. Prime Institutional Universe Average every Tuesday from March 30, 2004, to September 28, 2004, the closest dates to the beginning and end of the Series’ current reporting period. The data portrayed for the Series at the end of the reporting period in the graphs may not match the data portrayed in the Series Facts table as of September 30, 2004.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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Fees and Expenses

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	3

Fees and Expenses (continued)

period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Series may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Institutional Liquidity Portfolio, Inc./ Institutional Money Market Series		Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,006	0.20%	$1.01
	Hypothetical	$1,000	$1,024	0.20%	$1.01

Class I	Actual	$1,000	$1,006	0.15%	$0.75
	Hypothetical	$1,000	$1,024	0.15%	$0.76

* Series expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2004, and divided by the 365 days in the Series’ current fiscal year (to reflect the six-month period).

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Portfolio of Investments

as of September 30, 2004 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit—Eurodollar 1.3%
	HBOS Treasury Services PLC
$25,000	1.67%, 11/19/04	$25,000,000

Certificates of Deposit—Yankee 18.1%
	Bank of Scotland
50,000	1.87125%, 12/24/04(b)	49,992,940
	Barclays Bank PLC New York
40,000	1.765%, 10/25/04(b)	39,992,160
	BNP Paribas
10,000	1.40%, 10/27/04	10,000,000
50,000	1.14%, 12/20/04	49,933,418
10,000	1.25%, 1/27/05	9,999,515
	Credit Agricole Indosuez
45,000	1.675%, 10/12/04(b)	44,992,096
10,000	1.44%, 10/27/04	10,000,000
	Landesbank Hessen—Thuringren
18,000	1.82%, 12/30/04	18,000,891
75,000	1.40%, 2/2/05	75,004,155
	Nordea Bank Finland PLC
25,000	1.765%, 12/15/04	25,000,000

		332,915,175

Commercial Paper 17.9%
	Bank of Ireland Governor & Co.
60,000	1.19%, 12/31/04	59,819,517
	Cafco LLC
15,000	1.79%, 11/10/04(e)	14,970,167
	Household Finance Corp.
50,000	1.79%, 11/10/04(e)	49,900,555
	New Center Asset Trust
25,000	1.76%, 11/12/04(e)	24,948,958
	Preferred Receivables Funding Corp.
25,000	1.79%, 10/22/04(e)	24,973,896
	Spintab-Swedmortgage AB
41,078	1.86%, 11/24/04(e)	40,964,008
	Thunder Bay Funding, Inc.
25,000	1.91%, 12/22/04(e)	24,891,806
	United Technologies. Corp.
89,000	1.90%, 10/1/04(e)	89,000,000

		329,468,907

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	1

Portfolio of Investments

as of September 30, 2004 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations 28.0%
	American Express Credit Corp., MTN
$23,000	1.74625%, 10/5/04(b)	$23,000,000
	Bank of Nova Scotia
12,000	1.78%, 10/29/04(b)	11,999,109
	GE Capital Assurance Co.
23,000	1.9075%, 10/22/04(b)(c) (cost $23,000,000, date purchased 7/21/04)	23,000,000
	GE Capital Corp.
67,000	1.8375%, 10/12/04(b)	67,000,000
	Goldman Sachs Group, Inc.
78,000	2.03%, 12/15/04(b)	78,000,000
	Irish Life Payment PLC
50,000	1.82%, 10/21/04(b)	49,990,897
	Merrill Lynch & Co., Inc., MTN
6,000	2.21%, 10/11/04(b)	6,010,491
94,500	1.90%, 10/12/04(b)	94,500,000
	MetLife Insurance Co.
23,000	1.71%, 10/4/04(b)(c) (cost $23,000,000, date purchased 10/1/03)	23,000,000
12,000	1.77%, 10/25/04(b)(c) (cost $12,000,000, date purchased 10/23/03)	12,000,000
10,000	1.77375%, 11/1/04(b)(c) (cost $10,000,000, date purchased 2/9/04)	10,000,000
	Morgan Stanley, MTN
46,000	1.88%, 10/15/04(b)	46,000,000
	National City Bank Inc., MTN
20,000	1.735%, 10/12/04(b)	20,005,568
	Pacific Life Insurance Co.
11,000	2.00%, 12/16/04(b)(c) (cost $11,000,000, date purchased 12/12/03)	11,000,000
	Travelers Insurance Co.
5,000	1.8075%, 10/8/04(b)(c) (cost $5,000,000, date purchased 7/8/04)	5,000,000
25,000	1.85%, 11/26/04(b)(c) (cost $25,000,000. date purchased 2/23/04)	25,000,000
	United of Omaha Life Insurance Co.
10,000	1.99%, 12/5/04(b)(c) (cost $10,000,000, date purchased 12/3/03)	10,000,000

		515,506,065

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agency 13.9%
	Federal Home Loan Bank
$48,000	1.47%, 2/28/05	$48,000,000
63,950	1.265%, 3/15/05	63,947,109
25,000	1.40%, 4/1/05	24,993,567
	Federal National Mortgage Association
40,000	1.645%, 10/15/04(b)	39,990,246
55,000	1.86%, 12/1/04(e)	54,827,590
25,000	1.40%, 3/29/05, MTN	25,000,000

		256,758,512

Repurchase Agreements 8.1%
124,821	Goldman, Sachs & Co., Inc. 2.00%, dated 9/30/04, due 10/1/04 in the amount of $124,827,935, (cost $124,821,000; the value of the collateral including accrued interest was $127,317,420)(d)	124,821,000
25,000	Goldman, Sachs & Co., Inc. 1.85%, dated 9/29/04, due 10/1/04 in the amount of $25,002,569, (cost $25,000,000; the value of the collateral including accrued interest was $25,500,000)(d)	25,000,000

		149,821,000

Shares

Mutual Fund 12.6%
232,578,273	Dryden Core Investment Fund - Taxable Money Market Series, (Note 3)	232,578,273

	Total Investments 99.9% (amortized cost $1,842,047,932)(a)	1,842,047,932
	Other assets in excess of liabilities 0.1%	1,634,880

	Net Assets 100%	$1,843,682,812

(a)	Federal income tax basis is the same as for financial reporting purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(c)	Private placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $119,000,000. The aggregate value of $119,000,000 is 6.5% of net assets.
(d)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
MTN—Medium	Term Note.

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	3

Portfolio of Investments

as of September 30, 2004 (Unaudited)

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2004 were as follows:

Commercial Banks	24.4%
Security Brokers & Dealers	20.3
Federal Credit Agencies	14.0
Mutual Fund	12.6
Life Insurance	9.2
Asset Backed Securities	4.9
Aircraft & Parts	4.8
Short-Term Business Credit	3.6
Personal Credit Institutions	2.7
Mortgage Bankers	2.2
Financial Services	1.2

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

Six Months Ended September 30, 2004 (Unaudited)

Assets
Investments, at amortized cost which approximates market value	$1,842,047,932
Dividends and interest receivable	2,542,149
Prepaid expenses	54,888

Total assets	1,844,644,969

Liabilities
Dividends payable	568,201
Management fee payable	189,342
Accrued expenses	138,058
Payable to custodian	31,444
Deferred directors’ fees	21,665
Distribution fee payable	13,447

Total liabilities	962,157

Net Assets	$1,843,682,812

Net assets were comprised of:
Common stock, at par	$1,843,683
Paid-in capital in excess of par	1,841,839,129

Net assets, September 30, 2004	$1,843,682,812

Class A
Net asset value, offering price and redemption price per share ($327,786,041 ÷ 327,786,041 shares of $.001 par value common stock issued and outstanding)	$1.00

Class I
Net asset value, offering price and redemption price per share ($1,515,896,771 ÷ 1,515,896,771 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	5

Statement of Operations

Six Months Ended September 30, 2004 (Unaudited)

Net Investment Income
Income
Interest	$13,076,766
Dividends	1,508,209

Total income	14,584,975

Expenses
Management fee	2,190,628
Distribution fee—Class A	200,535
Transfer agent’s fees and expenses	122,000
Custodian’s fees and expenses	97,000
Registration fees	33,000
Legal fees and expenses	23,000
Reports to shareholders	21,000
Insurance expenses	21,000
Directors’ fees	16,000
Audit fee	8,000
Miscellaneous	8,923

Total expenses	2,741,086
Less: Expense Subsidy (Note 4)	(349,922)
Management fee waiver (Note 2)	(547,657)
Distribution fee waiver (Note 2)	(116,979)

Net expenses	1,726,528

Net investment income	12,858,447

Realized Gain on Investments
Net realized gain on investment transactions	12,389

Net Increase In Net Assets Resulting From Operations	$12,870,836

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$12,858,447	$22,103,425
Net realized gain on investment transactions	12,389	43,054

Net increase in net assets resulting from operations	12,870,836	22,146,479

Dividends and distributions (Note 1)
Class A	(1,906,173)	(3,961,007)
Class I	(10,964,663)	(18,185,472)

	(12,870,836)	(22,146,479)

Fund share transactions (net of conversions) (Note 6)
Net proceeds from shares sold	4,661,160,969	14,129,168,126
Net asset value of shares issued in reinvestment of dividends and distributions	10,900,132	18,657,758
Cost of shares reacquired	(5,120,124,873)	(14,009,766,788)

Net increase (decrease) in net assets from Fund share transactions	(448,063,772)	138,059,096

Total increase (decrease)	(448,063,772)	138,059,096

Net Assets
Beginning of period	2,291,746,584	2,153,687,488

End of period	$1,843,682,812	$2,291,746,584

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	7

Notes to Financial Statements

(Unaudited)

Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series—the Institutional Money Market Series (the “Series”) and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase

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transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	9

Notes to Financial Statements

(Unaudited) Cont’d

connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM’s performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PI has contractually agreed to waive a portion (.05 of 1% of the Series’ average daily net assets) of its management fee, which amounted to $547,657 ($.0003 per share) for the six months ended September 30, 2004. The Series is not required to reimburse PI for such waiver.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series’ Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series’ Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series’ average daily net assets of the Class A shares. PIMS has contractually agreed to waive a portion (.07 of 1% of the Series’ average daily net assets of the Class A shares) of the distribution fee, which amounted to $116,979 ($.0004 per Class A share) for the six months ended September 30, 2004. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended September 30, 2004, the Series incurred fees of $120,000 for the services of PMFS. As of September 30, 2004, $20,000 of such fees were due to PMFS.

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Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended September 30, 2004, the Series earned income of $1,508,209 from the Portfolio by investing its excess cash.

Note 4. Expense Subsidy

PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the six months ended September 30, 2004, such reimbursement amounted to $349,922 ($.0002 per share for Class A and I shares; 0.03% of average net assets).

Note 5. Capital

The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

As of September 30, 2004 Prudential owned 2,995,347 Class A shares and 330,607,270 Class I shares.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	11

Notes to Financial Statements

(Unaudited) Cont’d

Class A	Shares and Dollar Amount
Six months ended September 30, 2004:
Shares sold	328,297,066
Shares issued in reinvestment of dividends and distributions	1,796,334
Shares reacquired	(314,167,257)

Net increase (decrease) in shares outstanding before conversion	15,926,143
Shares reacquired upon conversion into Class I	(19,902,000)

Net increase (decrease) in shares outstanding	(3,975,857)

Year ended March 31, 2004:
Shares sold	802,941,212
Shares issued in reinvestment of dividends and distributions	3,836,785
Shares reacquired	(821,301,198)

Net increase (decrease) in shares outstanding before conversion	(14,523,201)
Shares reacquired upon conversion into Class I	(93,497,685)

Net increase (decrease) in shares outstanding	(108,020,886)

Class I
Six months ended September 30, 2004:
Shares sold	4,332,863,903
Shares issued in reinvestment of dividends and distributions	9,103,798
Shares reacquired	(4,805,957,616)

Net increase (decrease) in shares outstanding before conversion	(463,989,915)
Shares issued upon conversion from Class A	19,902,000

Net increase (decrease) in shares outstanding	(444,087,915)

Year ended March 31, 2004:
Shares sold	13,326,226,914
Shares issued in reinvestment of dividends and distributions	14,820,973
Shares reacquired	(13,188,465,590)

Net increase (decrease) in shares outstanding before conversion	152,582,297
Shares issued upon conversion from Class A	93,497,685

Net increase (decrease) in shares outstanding	246,079,982

12	Visit our website at www.prudential.com

SEMIANNUAL REPORT

SEPTEMBER 30, 2004

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./INSTITUTIONAL MONEY MARKET SERIES

FINANCIAL HIGHLIGHTS

(Unaudited)

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains(b)	.006
Dividends and distributions to shareholders	(.006)

Net asset value, end of period	$1.00

Total Return(a):	.56%
Ratios/Supplemental Data:
Net assets, end of period (000)	$327,786
Average net assets (000)	$333,313
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.20	%(d)
Expenses, excluding distribution and service (12b-1) fees(c)	.15	%(d)
Net investment income(b)	1.14	%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management and distribution fee waiver/expense subsidy (Notes 2 and 4).
(c)	Net of management fee waiver/expense subsidy (Notes 2 and 4).
(d)	Annualized.

See Notes to Financial Statements.

14	www.prudential.com

Class A
Year Ended March 31,
2004	2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00	$1.00

.010	.016	.031	.062	.053
(.010)	(.016)	(.031)	(.062)	(.053)

$1.00	$1.00	$1.00	$1.00	$1.00

1.04%	1.61%	3.34%	6.43%	5.38%

$331,762	$439,783	$433,001	$468,287	$371,866
$383,687	$402,953	$468,805	$417,250	$366,127

.20%	.20%	.20%	.20%	.20%
.15%	.15%	.15%	.15%	.15%
1.03%	1.58%	3.23%	6.23%	5.27%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	15

Financial Highlights

(Unaudited) Cont’d

	Class I
	Six Months Ended September 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains(b)	.006
Dividends and distributions to shareholders	(.006)

Net asset value, end of period	$1.00

Total Return(a):	.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,515,897
Average net assets (000)	$1,851,330
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.15	%(c)
Expenses, excluding distribution and service (12b-1) fees(b)	.15	%(c)
Net investment income(b)	1.18	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Net of management fee waiver/expense subsidy (Notes 2 and 4).
(c)	Annualized.

See Notes to Financial Statements.

16	www.prudential.com

Class I
Year Ended March 31,
2004	2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00	$1.00

.011	.016	.032	.062	.053
(.011)	(.016)	(.032)	(.062)	(.053)

$1.00	$1.00	$1.00	$1.00	$1.00

1.09%	1.66%	3.39%	6.48%	5.43%

$1,959,985	$1,713,905	$3,704,670	$2,092,210	$1,601,631
$1,688,851	$2,982,413	$3,729,340	$2,130,657	$1,643,961

.15%	.15%	.15%	.15%	.15%
.15%	.15%	.15%	.15%	.15%
1.07%	1.69%	3.05%	6.28%	5.30%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	17

Additional Information

(Unaudited)

Commencing with the Series’ next fiscal quarter-end (December 31, 2004), the Series will file a complete portfolio of holdings on the Series’ first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

18	Visit our website at www.prudential.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 521-7466	www.prudential.com

PROXY VOTING
The Board of Directors of PILP has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Series’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Jonathan D. Shain, Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of September 30, 2004, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Series can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PILP/Institutional Money Market Series
Share Class	Class A	Class I
NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

MF137E2    IFS-A098391    Ed. 11/2004

Item 2 –	Code of Ethics – Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing.

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 –	Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Directors adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Directors is responsible for nominating directors and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Director Nominees. The Nominating and Governance Committee is responsible for considering nominees for directors at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at

Prudential Institutional Liquidity Portfolio, Inc., P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Directors

Shareholders of the Funds can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Institutional Liquidity Portfolio, Inc., P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that director at Prudential Institutional Liquidity Portfolio, Inc., P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual directors are not screened before being delivered to the addressee.

Item 10 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 –	Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.